UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10389

Tax Managed International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 98.2%
Security	Shares	Value
Aerospace and Defense - 1.1%
Empresa Brasileira de Aeronautica SA ADR	51,000	$1,470,840
		$1,470,840
Airport Operator / Development - 0.8%
BAA PLC	93,500	$1,038,479
		$1,038,479
Automobiles - 3.4%
Honda Motor Co., Ltd.	38,000	$1,827,645
Renault SA	7,500	630,640
Toyota Motor Corp.	60,000	2,175,781
		$4,634,066
Banking - 19.5%
ABN AMRO Holdings NV	41,176	$1,001,636
Anglo Irish Bank Corp. PLC	77,400	918,646
Australia and New Zealand Banking Group, Ltd.	68,500	1,156,324
Banco Bilbao Vizcaya Argentaria SA	126,700	1,968,600
Banco Santander Central Hispano SA	75,000	876,376
Bank of Ireland	66,500	1,013,898
Barclays PLC	300,000	3,098,229
BNP Paribas SA	15,000	993,033
Danske Bank A/S	26,700	784,598
DBS Group Holdings, Ltd.	172,000	1,505,603
HBOS PLC	90,000	1,336,180
HSBC Holdings PLC	151,780	2,429,929
Kasikornbank PCL	500,000	704,140
Mitsubishi Tokyo Financial Group, Inc.	375	3,239,177
Orix Corp.	8,300	1,126,066
Societe Generale	10,300	1,030,131
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	560,958
UBS AG	38,800	3,115,065
		$26,858,589
Beverages - 3.4%
Diageo PLC	90,000	$1,335,447
Fomento Economico Mexicano SA de C.V. ADR	44,000	2,246,200
SABMiller PLC	76,000	1,128,314
		$4,709,961

Security	Shares	Value
Building Materials - 1.8%
Compagnie de Saint-Gobain	15,000	$850,407
Siam Cement Public Company, Ltd.	100,000	603,142
Wienerberger AG	24,000	1,019,758
		$2,473,307
Business Services - 2.9%
Mitsubishi Corp.	290,000	$3,971,234
		$3,971,234
Chemicals - 1.0%
BASF AG	20,000	$1,314,627
		$1,314,627
Computer Software - 0.3%
UbiSoft Entertainment SA(1)	10,000	$401,615
		$401,615
Consumer Electronics - 3.5%
Canon, Inc.	57,500	$2,988,919
Samsung Electronics Co., Ltd.	1,570	718,054
Siemens AG	16,000	1,179,729
		$4,886,702
Distribution / Wholesale / Retail - 0.7%
Esprit Holdings, Ltd.	130,000	$968,394
		$968,394
Drugs - 3.5%
Novartis AG	41,000	$2,003,636
Roche Holding AG	12,000	1,457,694
Schering AG	20,000	1,318,112
		$4,779,442
Engineering and Construction - 0.9%
Vinci SA	8,500	$1,281,586
		$1,281,586
Financial Services - 4.1%
Acom Co., Ltd.	9,600	$616,708
Fortis	35,000	973,645

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services (continued)
Grupo Financiero Banorte S.A. de C.V.	125,000	$804,852
ING Groep NV	117,439	3,246,325
		$5,641,530
Foods - 1.1%
Nestle SA	5,500	$1,453,201
		$1,453,201
Hotels and Motels - 1.0%
Shangri-La Asia, Ltd.	900,000	$1,370,527
		$1,370,527
Household Products / Food - 1.3%
Cadbury Schweppes PLC	180,000	$1,812,423
		$1,812,423
Industrial-Conglomerate - 2.5%
Keppel Corp., Ltd.	521,000	$3,421,251
		$3,421,251
Insurance - 2.3%
Aviva PLC	91,700	$1,037,365
AXA Company	85,900	2,152,393
		$3,189,758
Leisure Equipment & Products - 0.5%
Aruze Corp.	30,000	$666,363
		$666,363
Machinery - 1.4%
Komatsu, Ltd.	270,000	$1,899,950
		$1,899,950
Medical Products - 1.1%
Terumo Corp.	50,000	$1,481,901
		$1,481,901
Metals-Industrial - 4.7%
BHP Billiton, Ltd.	100,000	$1,264,970
Companhia Vale do Rio Doce ADR	55,000	1,276,000

Security	Shares	Value
Metals-Industrial (continued)
POSCO ADR	25,000	$1,138,250
Rio Tinto, Ltd.	62,500	2,032,887
WMC Resources, Ltd.	132,000	821,582
		$6,533,689
Oil and Gas-Integrated - 10.9%
BP PLC	253,264	$2,584,578
ENI SPA	75,000	1,891,992
Norsk Hydro ASA	15,000	1,197,996
Petroleo Brasileiro SA ADR	45,000	1,653,750
Repsol YPF, S.A.	50,000	1,272,040
Shell Transport & Trading Co. PLC	142,200	1,278,966
Total Fina Elf SA	23,000	5,130,996
		$15,010,318
Oil and Gas-Services - 1.1%
Stolt Offshore SA(1)	200,000	$1,478,350
		$1,478,350
Photo Equipment and Supplies - 1.3%
Fuji Photo Film Co., Ltd.	55,000	$1,813,205
		$1,813,205
Real Estate - 2.8%
Cheung Kong Holdings, Ltd.	160,000	$1,512,372
Sumitomo Realty & Development Co., Ltd.	78,000	886,931
Sun Hung Kai Properties, Ltd.	155,000	1,484,276
		$3,883,579
Telecommunication Equipment - 1.0%
Nokia Oyj	90,000	$1,439,547
		$1,439,547
Telecommunication Services - 8.8%
BT Group PLC	730,000	$2,795,212
Deutsche Telekom AG	95,000	1,800,994
Philippine Long Distance Telephone Co. ADR	55,300	1,425,081
Portugal Telecom, SGPS, SA(1)	175,000	1,932,903
Telecom Italia Mobile SPA	13,840	80,957
Telecom Italia SPA	370,972	1,261,791
Vodafone Group PLC	727,954	1,905,280

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunication Services (continued)
Vodafone Group PLC ADR	36,000	$941,040
		$12,143,258
Tobacco - 1.6%
British American Tobacco PLC	50,000	$938,529
Japan Tobacco, Inc.	100	1,287,037
		$2,225,566
Transportation - 2.2%
Canadian Pacific Railway, Ltd.	41,000	$1,435,874
Cosco Corp., Ltd.(1)	800,000	855,359
Nippon Yusen Kabushiki Kaisha	130,000	771,062
		$3,062,295
Truck Manufacturer - 1.0%
Volvo AB	35,000	$1,420,495
		$1,420,495
Utilities-Electric - 2.6%
Enel SPA	152,000	$1,446,504
Iberdrola SA	29,000	757,951
RWE AG	24,000	1,437,644
		$3,642,099
Utilities-Electrical and Gas - 2.1%
E. ON AG	15,340	$1,304,329
Endesa SA	34,000	745,304
Scottish and Southern Energy PLC	44,500	800,546
		$2,850,179
Total Common Stocks (identified cost $109,658,818)		$135,228,326

Short-Term Investments - 1.2%

Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$1,672	$1,672,000
Total Short-Term Investments (at amortized cost, $1,672,000)		$1,672,000
Total Investments - 99.4% (identified cost $111,330,818)		$136,900,326
Other Assets, Less Liabilities - 0.6%		$893,658
Net Assets - 100.0%		$137,793,984

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Australia	3.8%	$5,275,763
Austria	0.7%	1,019,759
Belgium	0.7%	973,645
Brazil	3.2%	4,400,590
Canada	1.0%	1,435,874
Denmark	0.6%	784,598
Finland	1.0%	1,439,547
France	9.1%	12,470,799
Germany	6.1%	8,355,435
Hong Kong	3.9%	5,335,568
Ireland	1.4%	1,932,543
Italy	3.4%	4,681,244
Japan	18.4%	25,312,939
Mexico	2.2%	3,051,052
Netherlands	3.1%	4,247,961
Norway	0.9%	1,197,996
Philippines	1.0%	1,425,081
Portugal	1.4%	1,932,903
Republic of Korea	1.4%	1,856,304
Singapore	4.2%	5,782,214
Spain	4.1%	5,620,272
Sweden	1.0%	1,420,495
Switzerland	5.8%	8,029,596
Thailand	1.0%	1,307,283
United Kingdom	18.8%	25,938,865
Total Common Stocks	98.2%	$135,228,326
Short-Term Investments	1.2%	$1,672,000

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $111,330,818)	$136,900,326
Cash	1,140
Foreign currency, at value (identified cost, $272,950)	272,318
Interest and dividends receivable	469,390
Tax reclaim receivable	179,002
Total assets	$137,822,176
Liabilities
Payable to affiliate for Trustees' fees	$618
Accrued expenses	27,574
Total liabilities	$28,192
Net Assets applicable to investors' interest in Portfolio	$137,793,984
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$112,215,778
Net unrealized appreciation (computed on the basis of identified cost)	25,578,206
Total	$137,793,984

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $196,371)	$1,893,040
Interest	10,590
Total investment income	$1,903,630
Expenses
Investment adviser fee	$706,342
Trustees' fees and expenses	3,727
Custodian fee	92,468
Legal and accounting services	15,371
Miscellaneous	4,183
Total expenses	$822,091
Net investment income	$1,081,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$5,549,687
Foreign currency transactions	(132,461)
Net realized gain	$5,417,226
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$4,770,512
Foreign currency	1,587
Net change in unrealized appreciation (depreciation)	$4,772,099
Net realized and unrealized gain	$10,189,325
Net increase in net assets from operations	$11,270,864

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$1,081,539	$1,517,905
Net realized gain from investments and foreign currency transactions	5,417,226	8,799,001
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,772,099	6,269,258
Net increase in net assets from operations	$11,270,864	$16,586,164
Capital transactions - Contributions	$5,343,774	$27,502,487
Withdrawals	(10,835,733)	(20,527,595)
Net increase (decrease) in net assets from capital transactions	$(5,491,959)	$6,974,892
Net increase in net assets	$5,778,905	$23,561,056
Net Assets
At beginning of period	$132,015,079	$108,454,023
At end of period	$137,793,984	$132,015,079

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)		2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.17	%(2)	1.21%	1.23%	1.20%	1.23	%(2)
Expenses after custodian fee reduction	1.17	%(2)	1.21%	1.23%	1.20%	1.23%
Net investment income (loss)	1.54	%(2)	1.24%	1.15%	(0.01)%	(0.59	)%(2)
Portfolio Turnover	23%		62%	100%	128%	31%
Total Return(3)	8.48%		15.04%	17.52%	(27.07)%	-
Net assets, end of period (000's omitted)	$137,794		$132,015	$108,454	$95,920	$139,518

(1)  For the period from the start of business July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (formerly Tax-Managed International Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed International Equity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 51.8% and 48.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other - Investment transactions are accounted for on a trade date basis.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the advisory fee amounted to $706,342. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"). BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $31,817,871 and $37,443,235, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$111,330,818
Gross unrealized appreciation	$26,540,731
Gross unrealized depreciation	(971,223)
Net unrealized appreciation	$25,569,508

The net unrealized appreciation on foreign currency at April 30, 2005 was $8,698.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

Tax-Managed International Equity Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Tax-Managed International Equity Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the investment adviser and the sub-adviser, Eagle Global Advisors, L.L.C. ("Eagle"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory and sub-advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory and sub-advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Tax-Managed International Equity Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Eagle, where applicable, on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser and the sub-adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory and sub-advisory agreements. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser and sub-adviser were appropriate to fulfill effectively their duties on behalf of the Portfolio.

In its review of comparative information with regard to investment performance, the Special Committee noted that since assuming responsibility for day-to-day portfolio management in May 2004, Eagle has taken actions to improve the performance of the Fund, such as significantly restructuring portfolio holdings. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of these actions.

With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser or sub-adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Special Committee also concluded that, in light of its role as a sub-adviser not affiliated with the Portfolio's investment adviser, Eagle's profitability in managing the Portfolio was not a material factor. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory and sub-advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory and sub-advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Tax-Managed International Equity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed International Equity Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed International Equity Portfolio

Officers Duncan W. Richardson President Edward R. Allen, III Vice President Thomas N. Hunt, III Vice President Kristin S. Anagnost Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	June 17, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005